Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Management fees	$ 431,250	$ 258,750
Management remuneration	612,880	129,745
Director fees	69,039	68,682
Share-based compensation	2,471,541	2,314,719
Key management compensation	$ 3,584,710	$ 2,771,896